Note 2 - Summary of Significant Accounting Policies - Shares Subject to Possible Redemption (Details) - Archimedes Tech SPAC Partners II Co - USD ($)		3 Months Ended		12 Months Ended
	Feb. 12, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Ordinary shares issuance costs		$ (75,000)	$ (283,747)	$ (283,747)
Accretion of carrying value to redemption value		2,141,962	$ 17,239,210	24,644,295
Ordinary shares subject to possible redemption, December 31, 2025		242,002,931		239,860,969
IPO [Member]
Proceeds from Issuance or Sale of Equity	$ 230,000,000	230,000,000		230,000,000
Proceeds allocated to Public Warrants		(1,725,000)		(1,725,000)
Ordinary shares issuance costs		$ (13,058,326)		(13,058,326)
Accretion of carrying value to redemption value				24,644,295
Ordinary shares subject to possible redemption, December 31, 2025				$ 239,860,969